BINVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Summary of Unaudited Pro-forma Information (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Sales	$ 622,522	$ 53,435
Net loss	(7,005,852)	(3,711,925)
Pro Forma [Member]
Sales		715,208	394,149
Net loss		$ (3,693,488)	$ (1,031,932)
Net loss per common share Basic		$ (12.27)	$ (3.42)